FAIR VALUES AND FINANCIAL RISK MANAGEMENT - Narrative (Details) - EUR (€) € in Millions	Jun. 29, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure Of Fair Value Measurement [Line Items]
Borrowings	€ 5,700	€ 5,700
Assets	18,619	18,194	€ 18,838
Liabilities	11,789	11,509	€ 12,258
Level 2 | Fair value
Disclosure Of Fair Value Measurement [Line Items]
Borrowings	5,900	6,000
Derivatives | Level 2 | Recurring
Disclosure Of Fair Value Measurement [Line Items]
Assets	29	22
Derivatives | Level 2 | Recurring
Disclosure Of Fair Value Measurement [Line Items]
Liabilities	€ 80	€ 94